Net Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Disclosure of Net Earnings (Loss) Per Share [Abstract]
NET EARNINGS (LOSS) PER SHARE

NOTE 23: NET EARNINGS (LOSS) PER SHARE

Details of the number of shares and income (loss) used in the computation of net earnings (loss) per share:

	2021		2020
	Weighted average shares outstanding	Net income attributable to the shareholders of the Company	Weighted average shares outstanding	Net income attributable to the shareholders of the Company
	Number of shares (in thousands)		Number of shares (in thousands)
Total shares for the calculation of basic earnings per share	157,652	—	84,915	—
The effect of dilutive potential ordinary shares	11,741	—	—	—
Total shares for the calculation of diluted earnings per share	169,393	—	84,915	—
Net income (loss) for the calculation of basic and diluted earnings (loss) per share	—	$22,130	—	$(16,289)

For the year ended December 31, 2020, potentially dilutive securities have not been included in the calculation of diluted earnings (loss) per share because their effect is antidilutive. The additional potentially dilutive securities that would have been included in the calculation for diluted earnings per share had their effect not been anti-dilutive, for the year ended December 31, 2020, would have totalled approximately 385,000.

	Year ended December 31,
	2021	2020
Basic earnings (loss) per share	0.14	(0.19)
Diluted earnings (loss) per share	0.13	(0.19)